Stockholders' Equity - Summary of Analysis of Changes in Warrant Liability (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant liability, Beginning balance			$ 16,516
Change in fair value of warrant liability	$ 5,597	$ (12,619)	(7,673)
Warrant liability, Ending balance	16,516	8,843	8,843
Level 3 Black Scholes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant liability, Beginning balance			16,516
Change in fair value of warrant liability			(7,673)
Warrant liability, Ending balance	$ 16,516	$ 8,843	$ 8,843